Offerings - Offering: 1	Mar. 20, 2026 USD ($) shares
Offering:
Fee Previously Paid	false
Rule 457(a)	true
Security Type	Equity
Security Class Title	Common stock, no par value per share
Amount Registered | shares	49,159,070
Proposed Maximum Offering Price per Unit	0.02
Maximum Aggregate Offering Price	$ 983,181.40
Fee Rate	0.01381%
Amount of Registration Fee	$ 135.78
Offering Note	Pursuant to Rule 416 under the Securities Act, also includes an indeterminable number of shares of common stock that may become issuable by reason of stock splits, stock dividends, and similar transactions.